AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.9%
	CONSUMER DISCRETIONARY — 6.2%
	APPAREL & TEXTILE PRODUCTS - 0.5%
4,000	Deckers Outdoor Corporation(a)	$400,360

	AUTOMOTIVE - 2.2%
22,500	General Motors Company	1,676,250

	E-COMMERCE DISCRETIONARY - 1.1%
4,000	Amazon.com, Inc.(a)	833,080

	HOME & OFFICE PRODUCTS - 0.5%
7,000	Whirlpool Corporation	377,440

	RETAIL - DISCRETIONARY - 1.9%
5,000	Abercrombie & Fitch Company, Class A(a)	456,850
24,000	American Eagle Outfitters, Inc.	400,800
5,000	Target Corporation	606,000
		1,463,650

	TOTAL CONSUMER DISCRETIONARY (Cost $3,211,008)	4,750,780

	CONSUMER STAPLES — 1.8%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	618,276

	WHOLESALE - CONSUMER STAPLES - 1.0%
10,750	Archer-Daniels-Midland Company	781,417

	TOTAL CONSUMER STAPLES (Cost $305,174)	1,399,693

	ENERGY — 6.5%
	OIL & GAS PRODUCERS - 6.5%
11,500	EOG Resources, Inc.	1,662,555
11,000	Exxon Mobil Corporation	1,866,260

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	ENERGY — 6.5% (Continued)
	OIL & GAS PRODUCERS - 6.5% (Continued)
16,000	TotalEnergies S.E.	$1,455,680
	TOTAL ENERGY (Cost $2,210,935)	4,984,495

	FINANCIALS — 17.0%
	BANKING - 9.3%
28,000	Bank of America Corporation	1,365,000
32,000	Fifth Third Bancorp	1,486,720
7,000	JPMorgan Chase & Company	2,059,120
6,000	PNC Financial Services Group, Inc. (The)	1,248,540
22,000	Truist Financial Corporation	1,011,340
		7,170,720
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
2,325	Goldman Sachs Group, Inc. (The)	1,966,927

	INSURANCE - 2.9%
15,500	MetLife, Inc.	1,096,160
11,500	Prudential Financial, Inc.	1,123,435
		2,219,595
	SPECIALTY FINANCE - 1.9%
8,000	Capital One Financial Corporation	1,459,440

	TECHNOLOGY SERVICES - 0.4%
6,500	PayPal Holdings, Inc.	293,995

	TOTAL FINANCIALS (Cost $4,346,760)	13,110,677

	HEALTH CARE — 11.0%
	BIOTECH & PHARMA - 6.4%
3,000	Amgen, Inc.	1,055,550
18,495	Bristol-Myers Squibb Company	1,121,722
5,600	Johnson & Johnson	1,368,864
7,000	Merck & Company, Inc.	842,030
20,000	Pfizer, Inc.	561,600
		4,949,766

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	HEALTH CARE — 11.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2%
4,300	Cardinal Health, Inc.	$908,633
11,000	CVS Health Corporation	790,020
		1,698,653
	MEDICAL EQUIPMENT & DEVICES - 2.4%
7,750	Abbott Laboratories	795,692
7,000	Medtronic PLC	606,550
5,000	Zimmer Biomet Holdings, Inc.	452,100
		1,854,342

	TOTAL HEALTH CARE (Cost $5,052,661)	8,502,761

	INDUSTRIALS — 13.7%
	AEROSPACE & DEFENSE - 1.8%
2,300	Lockheed Martin Corporation, Class B	1,390,097

	ELECTRICAL EQUIPMENT - 1.6%
3,500	Eaton Corporation PLC	1,251,845

	HOME CONSTRUCTION - 0.6%
7,000	Meritage Homes Corporation	432,880

	MACHINERY - 2.8%
1,900	Caterpillar, Inc.	1,346,074
1,452	Deere & Company	817,912
		2,163,986
	RENEWABLE ENERGY - 1.5%
6,500	EnerSys	1,129,180

	TRANSPORTATION & LOGISTICS - 3.0%
3,000	FedEx Corporation	1,068,540
4,250	Norfolk Southern Corporation	1,219,750
		2,288,290

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	INDUSTRIALS — 13.7% (Continued)
	TRANSPORTATION EQUIPMENT - 2.4%
3,500	Cummins, Inc.	$1,883,070

	TOTAL INDUSTRIALS (Cost $3,225,852)	10,539,348

	MATERIALS — 4.8%
	CHEMICALS - 2.4%
4,800	Albemarle Corporation	861,744
10,000	Celanese Corporation	657,700
13,000	Mosaic Company (The)	331,500
		1,850,944
	CONTAINERS & PACKAGING - 1.0%
20,500	International Paper Company	731,850

	METALS & MINING - 1.4%
10,000	Newmont Corporation	1,082,500

	TOTAL MATERIALS (Cost $2,229,645)	3,665,294

	MEDIA & COMMUNICATIONS — 6.6%
	CABLE & SATELLITE - 0.7%
20,000	Comcast Corporation, Class A	574,200

	ENTERTAINMENT CONTENT - 1.2%
800	Versant Media Group, Inc.	29,616
9,000	Walt Disney Company (The)	867,420
		897,036
	INTERNET MEDIA & SERVICES - 4.0%
7,000	Alphabet, Inc., Class C	2,008,020
1,825	Meta Platforms, Inc., Class A	1,044,137
		3,052,157

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	MEDIA & COMMUNICATIONS — 6.6% (Continued)
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	$552,200

	TOTAL MEDIA & COMMUNICATIONS (Cost $1,629,504)	5,075,593

	REAL ESTATE & REIT — 3.1%
	DATA CENTER REIT - 1.3%
5,500	Digital Realty Trust, Inc.	991,155

	HEALTH CARE REIT - 0.6%
10,000	Alexandria Real Estate Equities, Inc.	464,200

	RETAIL REIT - 1.2%
40,000	Kimco Realty Corporation	898,800

	TOTAL REAL ESTATE & REIT (Cost $1,861,765)	2,354,155

	TECHNOLOGY — 24.2%
	RENEWABLE ENERGY - 0.6%
2,300	First Solar, Inc.(a)	453,698

	SEMICONDUCTORS - 6.5%
47,480	Cohu, Inc.(a)	1,453,838
23,515	Intel Corporation(a)	1,037,717
8,000	Lam Research Corporation	1,709,280
6,000	QUALCOMM, Inc.	772,680
		4,973,515
	SOFTWARE - 4.3%
1,500	Adobe, Inc.(a)	364,620
30,000	Gen Digital, Inc.	564,900
3,250	Microsoft Corporation	1,203,052
5,300	Oracle Corporation	779,683
2,000	Salesforce, Inc.	373,340
		3,285,595

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	TECHNOLOGY — 24.2% (Continued)
	TECHNOLOGY HARDWARE - 11.1%
7,100	Apple, Inc.	$1,801,909
15,500	Benchmark Electronics, Inc.	868,930
18,000	Cisco Systems, Inc.	1,396,620
14,000	Corning, Inc.	1,903,580
10,000	NetApp, Inc.	1,023,900
3,900	Seagate Technology Holdings PLC	1,527,864
		8,522,803
	TECHNOLOGY SERVICES - 1.7%
5,500	International Business Machines Corporation	1,333,145

	TOTAL TECHNOLOGY (Cost $5,864,302)	18,568,756

	TOTAL COMMON STOCKS (Cost $29,937,606)	72,951,552

	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
3,768,082	Fidelity Government Portfolio, Class I, 3.53%(b)	3,768,082
146,563	MSILF Treasury Portfolio, Institutional Class, 3.53%(b)	146,563
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,914,645)	3,914,645

	TOTAL INVESTMENTS - 100.0% (Cost $33,852,251)	$76,866,197
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(33,009)
	NET ASSETS - 100.0%	$76,833,188

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security. (b) Rate disclosed is the seven day effective yield as of December 31, 2025.
(c) Amount represents less than 0.05%.

6